Document and Entity Information	12 Months Ended
Dec. 27, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	INGRAM MICRO HOLDING CORPORATION
Entity Central Index Key	0001897762
Amendment Flag	false